NATURE OF OPERATIONS AND GOING CONCERN (Details Textual) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jan. 31, 2012
Debtor-in-Possession Financing, Letters of Credit Outstanding		175
Description Of Creditor Protection Proceedings	In accordance with FASB ASC 852, fresh start accounting was required upon the company's emergence from the creditor protection proceedings because: - The reorganization value of the assets of the Predecessor company (defined below) immediately prior to the approval of the Plan was less than the total of all post-petition liabilities and allowed claims, and - The holders of the Predecessor company's existing voting shares immediately prior to the approval of the Plan received less than 50% of the voting shares of the common stock of the Successor company (defined below).